Note 10 - Accrued Expenses	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 10 –	Accrued Expenses

Accrued expenses are comprised of the following:

	December 31,
(in thousands)	2018	2017

Professional fees	$2,473	$412
Research and development	2,361	1,778
Salaries, bonus & benefits	815	1,008
Manufacturing operations	212	537
Other	604	399
Total accrued expenses	$6,465	$4,134